MFS® Total Return Bond Series
MFS® Total Return Bond Series Summary of Key Information
Investment Objective
The fund’s investment objective is to seek total return with an emphasis on current income, but also considering capital appreciation.
Fees and Expenses

This table describes the fees and expenses that you may pay when you hold shares of the fund.  If the fees and expenses imposed by the insurance company that issued your variable contracts or other eligible investor through which the fund is offered were included, your expenses would be higher.

Annual Fund Operating Expenses (expenses that you pay each year as a percentage of the value of your investment):
Annual Fund Operating Expenses - MFS® Total Return Bond Series	Initial Class	Service Class
Management Fee	0.50%	0.50%
Distribution and/or Service (12b-1) Fees	none	0.25%
Other Expenses	0.04%	0.04%
Total Annual Fund Operating Expenses	0.54%	0.79%

Example

This example is intended to help you compare the cost of investing in the fund with the cost of investing in other mutual funds. If the fees and expenses imposed by the insurance company that issued your variable contracts or other eligible investor through which an investment in the fund is made were included, your expenses would be higher.

The example assumes that: you invest $10,000 in the fund for the time periods indicated and you redeem your shares at the end of the time periods; your investment has a 5% return each year; and the fund’s operating expenses remain the same.

Although your actual costs will likely be higher or lower, under these assumptions your costs would be:
Expense Example - MFS® Total Return Bond Series - USD ($)	1 YEAR	3 YEARS	5 YEARS	10 YEARS
Initial Class	55	173	302	677
Service Class	81	252	439	978

Portfolio Turnover

The fund pays transaction costs, such as commissions, when it buys and sells securities (or “turns over” its portfolio). A higher portfolio turnover rate may indicate higher transaction costs. These transaction costs, which are not reflected in “Annual Fund Operating Expenses” or in the “Example,” affect the fund’s performance.  During the most recent fiscal year, the fund’s portfolio turnover rate was 48% of the average value of its portfolio.

Principal Investment Strategies

MFS (Massachusetts Financial Services Company, the fund’s investment adviser) normally invests at least 80% of the fund’s net assets in debt instruments. Debt instruments include corporate bonds, U.S. Government securities, foreign government securities, securitized securities, municipal instruments, and other obligations to repay money borrowed.

MFS primarily invests the fund’s assets in investment grade quality debt instruments, but may also invest in below investment grade quality debt instruments.

MFS may purchase or sell securities for the fund on a when-issued, delayed delivery, or forward commitment basis.

MFS may invest the fund’s assets in foreign securities.

MFS normally invests the fund’s assets across different industries and sectors, but MFS may invest a significant percentage of the fund’s assets in issuers in a single industry or sector.

While MFS may use derivatives for any investment purpose, to the extent MFS uses derivatives, MFS expects to use derivatives primarily to increase or decrease exposure to a particular market, segment of the market, or security, to increase or decrease interest rate or currency exposure, or as alternatives to direct investments. Derivatives include futures, forward contracts, options, swaps, and certain complex structured securities.

In conjunction with a team of investment research analysts, the portfolio managers select investments for the fund.

MFS uses an active bottom-up investment approach to buying and selling investments for the fund. Investments are selected primarily based on fundamental analysis of individual instruments and their issuers. Quantitative screening tools that systematically evaluate instruments may also be considered. In structuring the fund, MFS also considers top-down factors.

For purposes of the fund’s 80% policy, net assets include the amount of any borrowings for investment purposes.

Principal Risks

As with any mutual fund, the fund may not achieve its objective and/or you could lose money on your investment in the fund. An investment in the fund is not a bank deposit and is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other governmental agency.

The principal risks of investing in the fund are:

Debt Market Risk:  Debt markets can be volatile and can decline significantly in response to, or investor perceptions of, issuer, market, economic, industry, political, regulatory, geopolitical, and other conditions.  These conditions can affect a single instrument, issuer, or borrower, a particular type of instrument, issuer, or borrower, a segment of the debt markets or the debt markets generally. Certain events can have a dramatic adverse effect on debt markets and may lead to periods of high volatility and reduced liquidity in a debt market or segment of a debt market.

Interest Rate Risk:  In general, the price of a debt instrument falls when interest rates rise and rises when interest rates fall. Interest rate risk is generally greater for instruments with longer maturities, or that do not pay current interest.

Credit Risk:  The price of a debt instrument depends, in part, on the credit quality of the issuer, borrower, counterparty, or other entity responsible for payment, or underlying collateral or assets and the terms of the instrument. The price of a debt instrument can decline in response to changes in, or perceptions of, the financial condition of the issuer, borrower, counterparty, or other entity, or underlying collateral or assets, or changes in, or perceptions of, specific or general market, economic, industry, political, regulatory, geopolitical, and other conditions.

Below investment grade quality debt instruments (commonly referred to as “high yield securities” or “junk bonds”) can involve a substantially greater risk of default or can already be in default, and their values can decline significantly. Below investment grade quality debt instruments are regarded as having predominantly speculative characteristics. Below investment grade quality debt instruments tend to be more sensitive to adverse news about the issuer, or the market or economy in general, than higher quality debt instruments.

Foreign Risk:  Exposure to foreign markets through issuers or currencies can involve additional risks relating to market, economic, industry, political, regulatory, geopolitical, and other conditions. These factors can make foreign investments, especially those in emerging and frontier markets, more volatile and less liquid than U.S. investments. In addition, foreign markets can react differently to these conditions than the U.S. market.

Focus Risk:  Issuers in a single industry, sector, country, or region can react similarly to market, currency, political, economic, regulatory, geopolitical, and other conditions, and the fund’s performance will be affected by the conditions in the industries, sectors, countries and regions to which the fund is exposed.

Prepayment/Extension Risk:  Instruments subject to prepayment and/or extension can reduce the potential for gain for the instrument’s holders if the instrument is prepaid and increase the potential for loss if the maturity of the instrument is extended.

Municipal Risk:  The price of a municipal instrument can be volatile and significantly affected by adverse tax changes or court rulings, legislative or political changes, changes in specific or general market and economic conditions, and the financial condition of municipal issuers and insurers. Because many municipal instruments are issued to finance similar projects, conditions in certain industries can significantly affect the fund and the overall municipal market.

Derivatives Risk:  Derivatives can be highly volatile and involve risks in addition to the risks of the underlying indicator(s) on which the derivative is based. Gains or losses from derivatives can be substantially greater than the derivatives’ original cost.  Derivatives can involve leverage.

Leveraging Risk:  Leverage involves investment exposure in an amount exceeding the initial investment. Leverage can cause increased volatility by magnifying gains or losses.

Counterparty and Third Party Risk:  Transactions involving a counterparty or third party other than the issuer of the instrument are subject to the credit risk of the counterparty or third party, and to the counterparty’s or third party’s ability or willingness to perform in accordance with the terms of the transaction.

Liquidity Risk:  It may be difficult to value, and it may not be possible to sell, certain investments, types of investments, and/or investments in certain segments of the market, and the fund may have to sell certain of these investments at prices or times that are not advantageous in order to meet redemptions or other cash needs.

Investment Selection Risk:  MFS’ investment analysis and its selection of investments may not produce the intended results and/or can lead to an investment focus that results in the fund underperforming other funds with similar investment strategies and/or underperforming the markets in which the fund invests.

Performance Information

The bar chart and performance table below are intended to provide some indication of the risks of investing in the fund by showing changes in the fund’s performance over time and how the fund’s performance over time compares with that of a broad measure of market performance.

The fund’s past performance does not necessarily indicate how the fund will perform in the future. Updated performance is available at mfs.com or by calling 1-877-411-3325. If the fees and expenses imposed by the insurance company that issued your variable contracts or other eligible investor through which an investment in the fund is made were included, they would reduce the returns shown.

Initial Class Bar Chart.

The total return for the three-month period ended March 31, 2019, was 3.79%. During the period(s) shown in the bar chart, the highest quarterly return was 6.83% (for the calendar quarter ended September 30, 2009) and the lowest quarterly return was (2.46)% (for the calendar quarter ended December 31, 2016).

Performance Table.
Average Annual Total Returns (For the Periods Ended December 31, 2018)
Average Annual Returns - MFS® Total Return Bond Series	Label	Average Annual Returns, 1 Year	Average Annual Returns, 5 Years	Average Annual Returns, 10 Years
Initial Class	Initial Class Shares	(1.09%)	2.59%	4.87%
Service Class	Service Class Shares	(1.33%)	2.34%	4.61%
Bloomberg Barclays U.S. Aggregate Bond Index	Index Comparison (Reflects no deduction for fees, expenses, or taxes) Bloomberg Barclays U.S. Aggregate Bond Index	0.01%	2.52%	3.48%